Financial liabilities	12 Months Ended
Mar. 31, 2023
Text block [Abstract]
Financial liabilities
17. Financial liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	As of April 1, 2021	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2022

Current liabilities
Short-term debt	4,339,890	(579,216)	—	—	334,639	—	9,544	4,104,858
Current portion of long-term debt	7,584,337	(8,548,156)	—	7,410,991	572,070	—	7,604	7,026,845
Current portion of long-term lease liabilities	47,120	(54,879)	—	34,071	2,192	—	27,632	56,136
Class share	240,712	(240,630)	—	—	—	—	(83)	—

Current liabilities	12,212,060	(9,422,881)	—	7,445,062	908,902	—	44,697	11,187,839

Non-current liabilities
Long-term debt	13,133,804	8,122,678	—	(7,410,991)	1,095,463	—	2,773	14,943,727
Long-term lease liabilities	313,771	—	110,996	(34,071)	14,203	—	(40,107)	364,792
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	13,447,575	8,122,678	110,996	(7,445,062)	1,109,666	—	(37,334)	15,308,519

Total	25,659,635	(1,300,203)	110,996	—	2,018,568	—	7,363	26,496,358

Derivatives	3,211	(12,026)	—	—	689	15,348	—	7,221

	Yen in millions
			Non-cash changes
	As of April 1, 2022	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2023

Current liabilities
Short-term debt	4,104,858	239,689	—	—	231,700	—	13,926	4,590,173
Current portion of long-term debt	7,026,845	(8,283,375)	—	8,380,467	467,956	—	56,704	7,648,596
Current portion of long-term lease liabilities	56,136	(69,658)	—	39,311	1,424	—	39,657	66,870
Class share	—	—	—	—	—	—	—	—

Current liabilities	11,187,839	(8,113,344)	—	8,419,778	701,080	—	110,286	12,305,639

Non-current liabilities
Long-term debt	14,943,727	9,276,918	—	(8,380,467)	836,348	—	8,858	16,685,384
Long-term lease liabilities	364,792	—	116,298	(39,311)	9,277	—	(61,807)	389,250
Class share	—	—	—	—	—	—	—	—

Non-current liabilities	15,308,519	9,276,918	116,298	(8,419,778)	845,626	—	(52,949)	17,074,634

Total	26,496,358	1,163,574	116,298	—	1,546,706	—	57,337	29,380,273

Derivatives	7,221	77,098	—	—	(5,202)	(141,475)	—	(62,359)
Short-term and long-term debt is classified as financial liabilities measured at amortized cost.

(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	March 31,
	2022	2023

Short-term debt
(Principally from bank)
[Weighted average interest rate
2022 1.64%
2023 2.02%]	852,301	916,725
Commercial paper
[Weighted average interest rate
2022 0.38%
2023 3.81%]	3,252,556	3,673,447

	4,104,858	4,590,173

(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	March 31,
	2022	2023

Unsecured loans
(Principally from bank)
[ 2022
Weighted average interest 1.83%
Due 2022 to 2042
2023
Weighted average interest 3.18%
Due 2023 to 2042]	4,990,165	5,719,366
Secured loans
(Principally financial receivables securitization)
[ 2022
Weighted average interest 1.02%
Due 2022 to 2034
2023
Weighted average interest 3.82%
Due 2023 to 2034]	3,902,766	5,266,411
Medium-term notes of consolidated subsidiaries
[ 2022
Weighted average interest 1.45%
Due 2022 to 2048

	Yen in millions
	March 31,
	2022	2023

2023
Weighted average interest 2.72%
Due 2023 to 2048]	10,257,689	10,561,816
Unsecured bonds of the parent
[ 2022
Weighted average interest 1.32%
Due 2022 to 2037
2023
Weighted average interest 1.29%
Due 2023 to 2037]	1,123,145	1,127,650
Unsecured bonds of consolidated subsidiaries
[ 2022
Weighted average interest 1.99%
Due 2022 to 2028
2023
Weighted average interest 2.54%
Due 2023 to 2028]	1,664,634	1,621,444
Secured bonds of consolidated subsidiaries
[ 2022
Weighted average interest 5.81%
Due 2022 to 2024
2023
Weighted average interest 6.53%
Due 2023 to 2026]	32,174	37,294

	21,970,573	24,333,981
Less - Current portion due within one year	(7,026,845)	(7,648,596)

	14,943,727	16,685,384

As of March 31, 2022 and 2023, the currencies of long-term debt are 52% and 53% in US dollars, 11% and 11% in Japanese yen, 13% and 13% in Euros, 6% and 6% in Australian dollars, 4% and 3% in Canadian dollars, 14% and 14% in other currencies.
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	March 31,
	2022	2023

Property, plant and equipment	1,474,647	1,498,448
Other assets	3,582,826	5,459,877

Total	5,057,473	6,958,325

Other assets principally consist of securitized finance receivables.

Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks.
(5) Interest expenses
The interest expenses for the fiscal year ended March 31, 2022 and 2023 are ¥410,197 million and ¥651,979 million, respectively. Interest expenses related to the financial business is included in “cost of financial services” in the consolidated statement of income.
(6) Class shares
TMC issued First Series Model AA Class Shares (the “Model AA Class Shares”) on July 24, 2015. Presented below is additional information regarding the Model AA Class Shares:

Total number of shares issued	:	47,100,000 shares

Issue price	:	10,598 yen per share

Purchase price	:	10,121.09 yen per share

Voting rights	:	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.

Restrictions on transfer	:	Model AA Class Shares shall have restrictions on transfer.

Dividends	:	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price

(2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price

(3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price

Shareholder’s right	:	(1) Shareholder’s conversion right into Common Shares

Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020.

(2) Shareholder’s cash put option

Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.

TMC’s right	:	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash. At the Directors’ Meeting held on December 14, 2020, TMC has resolved to exercise its cash call option to acquire all outstanding Model AA Class Shares and, subject to such acquisition, to cancel all Model AA Class Shares pursuant to Article 178 of the Companies Act of Japan. The acquisition took place on April 2, 2021, and the cancellation was completed on April 3, 2021.